Schedules of Investments
Pax ESG Beta Dividend Fund	March 31, 2020

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 91.8%
COMMUNICATION SERVICES: 6.8%
Activision Blizzard, Inc.	849	$50,499
Alphabet, Inc., Class A (a)	1,953	2,269,288
AT&T, Inc.	93,355	2,721,298
CenturyLink, Inc.	3,993	37,774
Interpublic Group of Cos Inc., The	4,228	68,451
New York Times Co., The, Class A	3,648	112,030
Omnicom Group, Inc.	245	13,451
Verizon Communications, Inc.	32,032	1,721,079
Zynga, Inc., Class A (a)	50,168	343,651
		7,337,521

CONSUMER DISCRETIONARY: 8.3%
Amazon.com, Inc. (a)	1,746	3,404,211
Best Buy Co., Inc.	8,084	460,788
Domino's Pizza, Inc.	486	157,498
Home Depot, Inc., The	12,563	2,345,638
Las Vegas Sands Corp.	13,218	561,368
Newell Brands, Inc.	17,979	238,761
NVR, Inc. (a)	21	53,951
Polaris, Inc.	3,664	176,422
Starbucks Corp.	7,065	464,453
Target Corp.	9,264	861,274
VF Corp.	546	29,528
Wendy's Co, The	15,493	230,536
		8,984,428

CONSUMER STAPLES: 7.6%
Clorox Co., The	751	130,111
Coca-Cola Co., The	37,096	1,641,497
Colgate-Palmolive Co.	12,047	799,439
Flowers Foods, Inc.	21,153	434,060
General Mills, Inc.	318	16,781
Hershey Co.,The	827	109,578
Kellogg Co.	4,119	247,099
Kimberly-Clark Corp.	6,445	824,122
Kraft Heinz Co., The	3,827	94,680
Kroger Co., The	8,611	259,363
PepsiCo, Inc.	10,447	1,254,684
Procter & Gamble Co., The	21,163	2,327,930
Sysco Corp.	1,630	74,377
		8,213,721

FINANCIALS: 7.1%
Aflac, Inc.	29,021	993,679
American Financial Group, Inc.	47,274	3,312,963
CME Group, Inc.	70	12,104
FactSet Research Systems, Inc.	1,387	361,563
Hartford Financial Services Group, Inc., The	4,435	156,289
Mercury General Corp.	4,542	184,950
MetLife, Inc.	2,959	90,457
Morningstar, Inc.	2,669	310,271

PNC Financial Services Group, Inc., The	599	57,336
Progressive Corp., The	4,025	297,206
Prudential Financial, Inc.	7,006	365,293
Regions Financial Corp.	121,857	1,093,057
T Rowe Price Group, Inc.	476	46,481
TFS Financial Corp.	24,984	381,506
Umpqua Holdings Corp.	2,713	29,572
		7,692,727

HEALTH CARE: 14.1%
Abbott Laboratories	5,888	464,622
AbbVie, Inc.	14,115	1,075,422
Amgen, Inc.	6,187	1,254,291
Bristol-Myers Squibb Co.	11,496	640,787
Cardinal Health, Inc.	14,042	673,173
Cerner Corp.	18,367	1,156,937
CVS Health Corp.	1,567	92,970
Eli Lilly & Co.	9,554	1,325,331
Gilead Sciences, Inc.	3,613	270,108
Henry Schein, Inc. (a)	871	44,003
Humana, Inc.	3,683	1,156,536
Johnson & Johnson	24,369	3,195,507
Medtronic PLC	3,102	279,738
Merck & Co., Inc.	26,530	2,041,218
UnitedHealth Group, Inc.	6,250	1,558,625
		15,229,268

INDUSTRIALS: 8.6%
C.H. Robinson Worldwide, Inc.	2,433	161,065
Cummins, Inc.	6,241	844,532
Dover Corp.	1,575	132,206
Eaton Corp PLC	15,893	1,234,727
Emerson Electric Co.	22,625	1,078,081
Fastenal Co.	22,145	692,031
Hubbell, Inc.	1,907	218,809
Illinois Tool Works, Inc.	5,300	753,236
Landstar System, Inc.	2,594	248,661
MSC Industrial Direct Co., Inc., Class A	26,597	1,462,037
Old Dominion Freight Line, Inc.	270	35,440
PACCAR, Inc.	2,371	144,939
Rockwell Automation, Inc.	2,437	367,768
Rollins, Inc.	4,388	158,582
Ryder System, Inc.	7,841	207,316
Trane Technologies PLC	5,429	448,381
Union Pacific Corp.	1,059	149,361
United Parcel Service, Inc., Class B	2,185	204,123
W.W. Grainger, Inc.	1,583	393,376
Waste Management, Inc.	3,509	324,793
		9,259,464

INFORMATION TECHNOLOGY: 27.9% (b)
Accenture PLC, Class A	7,140	1,165,676
Adobe, Inc. (a)	3,019	960,767
Apple, Inc.	18,034	4,585,866
Autodesk, Inc. (a)	4,222	659,054
Automatic Data Processing, Inc.	3,912	534,692
Cadence Design Systems, Inc. (a)	1,418	93,645
Cisco Systems, Inc.	67,638	2,658,850
Citrix Systems, Inc.	2,545	360,245

Cognizant Technology Solutions Corp., Class A	6,263	291,042
HP, Inc.	20,450	355,012
IBM	22,819	2,531,312
Intel Corp.	33,524	1,814,319
Intuit, Inc.	1,469	337,870
Jack Henry & Associates, Inc.	5,629	873,846
Manhattan Associates, Inc. (a)	5,998	298,820
Maxim Integrated Products, Inc.	12,452	605,292
Microsoft Corp.	31,971	5,042,145
NetApp, Inc.	739	30,809
NortonLifeLock, Inc.	9,286	173,741
NVIDIA Corp.	2,107	555,405
Oracle Corp.	1,660	80,228
Paychex, Inc.	28,933	1,820,464
QUALCOMM, Inc.	2,602	176,025
salesforce.com, Inc. (a)	322	46,362
Seagate Technology PLC	8,832	431,002
ServiceNow, Inc. (a)	1,548	443,626
Texas Instruments, Inc.	23,386	2,336,963
Western Union Co., The	42,801	775,982
		30,039,060

MATERIALS: 3.5%
Air Products & Chemicals, Inc.	3,846	767,700
Eastman Chemical Co.	12,437	579,315
Ecolab, Inc.	1,088	169,543
International Paper Co.	29,600	921,448
Sonoco Products Co.	10,939	507,023
WestRock Co.	27,192	768,446
		3,713,475

REAL ESTATE: 6.9%
American Campus Communities, Inc., REIT	1,728	47,952
Apple Hospitality REIT, Inc., REIT	83,151	762,495
AvalonBay Communities, Inc., REIT	4,475	658,586
Crown Castle International Corp., REIT	378	54,583
Healthpeak Properties, Inc., REIT	9,088	216,749
Highwoods Properties, Inc., REIT	11,860	420,081
Host Hotels & Resorts, Inc., REIT	54,482	601,481
Iron Mountain, Inc., REIT (c)	21,599	514,056
Kimco Realty Corp., REIT	47,400	458,358
Lamar Advertising Co., Class A, REIT	12,101	620,539
Omega Healthcare Investors, Inc., REIT	34,135	905,944
Public Storage, REIT	1,036	205,760
Realty Income Corp., REIT	6,862	342,139
Simon Property Group, Inc., REIT	16,786	920,880
Welltower, Inc., REIT	9,376	429,233
Weyerhaeuser Co., REIT	17,185	291,286
		7,450,122

UTILITIES: 1.0%
Dominion Energy, Inc.	10,365	748,250
Exelon Corp.	5,498	202,381
Public Service Enterprise Group, Inc.	2,851	128,038
		1,078,669

TOTAL COMMON STOCKS		98,998,455
(Cost $81,748,076)

MONEY MARKET: 0.5%
State Street Institutional U.S. Government Money Market Fund, 0.320% (d)(e)	511,679	511,679
(Cost $511,679)

TOTAL INVESTMENTS: 92.3%		99,510,134
(Cost $82,259,755)

OTHER ASSETS AND LIABILITIES - (NET): 7.7%		8,336,036

Net Assets: 100.0%		$107,846,170

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.
(c)	Security or partial position of this security was on loan as of March 31, 2020. The total market value of securities on loan as of March 31, 2020 was $514,056.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2020.
(e)	Premier Class shares

March 31, 2020

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2020, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $97,805, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2020:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$628,666,136	$-	$-	$628,666,136
Cash Equivalents	16,614,772	-	-	16,614,772
Total	$645,280,908	$-	$-	$645,280,908
Small Cap
Common Stocks	$299,765,487	$-	$-	$299,765,487
Cash Equivalents	12,308,274	-	-	12,308,274
Total	$312,073,761	$-	$-	$312,073,761
ESG Beta Quality
Common Stocks	$186,211,545	$-	$-	$186,211,545
Cash Equivalents	1,027,371	-	-	1,027,371
Total	$187,238,916	$-	$-	$1,875,238,916
ESG Beta Dividend
Common Stocks	$98,998,455	$-	$-	$98,998,455
Cash Equivalents	511,679	-	-	511,679
Total	$99,510,134	$-	$-	$99,510,134
Global Opportunities
Common Stocks	$18,175,231	$16,406,072	$-	$34,581,303
Cash Equivalents	574,480	-	-	574,480
Total	$18,749,711	$16,406,072	$-	$35,155,783
Global Environmental Markets
Common Stocks	$471,849,901	$346,998,691	$-	$818,848,592
Cash Equivalents	1,055,295	-	-	1,055,295
Total	$472,905,196	$346,998,691	$-	$819,903,887
Global Women’s Leadership
Common Stocks	$320,180,647	$114,208,550	$-	$434,389,197
Preferred Stocks	-	417,450	-	417,450
Cash Equivalents	70,787	-	-	70,787
Total	$320,251,434	$114,626,000	$-	$434,877,434
EAFE ESG Leaders
Common Stocks	$4,514,064	$483,793,618	$-	$488,307,682
Preferred Stocks	-	1,214,286	-	1,214,286
Exchange-Traded Funds	5,484,058	-	-	5,484,058
Cash Equivalents	5,355,712	-	-	5,355,712
Total	$15,353,834	$485,007,904	$-	$500,361,738
Core Bond
Community Investment Notes	$-	$3,384,738	$-	$3,384,738
Corporate Bonds	-	200,630,785	-	200,630,785
U.S. Gov't Agency Bonds	-	7,086,298	-	7,086,298
Supranational Bonds	-	26,156,508	-	26,156,508
Municipal Bonds	-	23,778,901	-	23,778,901
U.S. Treasury Notes	-	151,935,505	-	151,935,505
Mortgage-Backed Securities	-	232,649,393	-	232,649,393
Medium Term Certificates of Deposit	-	507,716	-	507,716
Cash Equivalents	27,606,722	250,068	-	27,856,790
Total	$27,606,722	$646,379,912	$-	$673,986,634
High Yield Bond
Common Stocks	$-	$-	$0	$0
Preferred Stocks	2,267,200	-	0	2,267,200
Corporate Bonds	-	297,302,372	-	297,302,372
Loans	-	5,927,920	-	5,927,920
Medium Term Certificates of Deposit	-	1,104,027	-	1,104,027
Cash Equivalents	5,907,588	201,203	-	6,108,791
Total	$8,174,788	$304,535,522	$0	$312,710,310
Sustainable Allocation
Affiliated Investment Companies	$1,630,031,730	$-	$-	$1,630,031,730
Cash Equivalents	42,607,432	-	-	42,607,432
Total	$1,672,639,162	$-	$-	$1,672,639,162

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2020, the Sustainable Allocation Fund held the following investments in affiliated Funds:

								Net change in
	Shares			Shares				Unrealized
	Held at	Gross	Gross	Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund	12/31/19	Additions	Reductions	3/31/2020	12/31/19	Income	Gains/Losses[1]	Depreciation	03/31/20
Sustainable Allocation
Large Cap	73,178,029	3,496,365	1,371,115	75,303,279	$761,051,498	$-	$781,536	$(136,755,163)	$640,077,870
Small Cap	2,158,328	1,631,022	-	3,789,350	31,986,423	-	-	(12,236,138)	39,750,285
ESG Beta Dividend	10,010,369	-	771,605	9,238,764	128,232,821	-	1,235,674	(24,863,556)	94,604,940
Global Opportunities	2,548,966	-	-	2,548,966	30,689,545	-	-	(5,556,745)	25,132,800
Global Environmental Markets	1,482,025	683,280	-	2,165,305	25,149,965	-	-	(4,808,105)	28,841,860
Global Women's Leadership	785,900	726,588	-	1,512,488	21,329,334	-	-	(8,977,223)	32,352,110
EAFE ESG Leaders	15,576,499	3,083,157	2,116,402	16,543,254	145,484,501	-	1,664,745	(27,390,896)	121,758,350
Core Bond	66,778,157	376,683	7,162,992	59,991,848	687,147,238	3,965,786	3,396,107	8,505,597	627,514,728
High Yield	3,263,125	42,460	-	3,305,585	22,058,723	274,325	-	(2,334,262)	19,998,787
Total					$1,853,130,048	$4,240,111	$7,078,063	$(214,416,491)	$1,630,031,730

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.